                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01241
                                                      ---------


                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT FEBRUARY 29, 2004

[GRAPHIC IMAGE]

EATON VANCE GLOBAL GROWTH FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GLOBAL GROWTH FUND AS OF FEBRUARY 29, 2004
INVESTMENT UPDATE

[PHOTO OF ARIEH COLL]

Arieh Coll
Co-Portfolio Manager

[PHOTO OF HON. JACOB REES-MOGG]

Hon. Jacob Rees-Mogg
Co-Portfolio Manager

MANAGEMENT DISCUSSION

- Effective January 1, 2004, Eaton Vance Information Age Fund's name changed to "Eaton Vance Global Growth Fund. "The Fund is no longer required to invest at least 80% of its net assets in information age companies. While we continue to believe in the growth prospects of information-driven companies, the prospectus definition excluded many companies driven by specialized, technology-oriented information. Under a revised investment policy, the Fund invests in companies expected to grow in value over time. We believe that broadening the universe of stocks in which the Fund invests may enhance investment opportunities and increase sector diversification.

- Arieh Coll has assumed management of the Portfolio's investments in the U.S. and Canada since January 2004. He has been with Eaton Vance and Boston Management Research (BMR), an affiliated company, since January 2000, and is a Vice President of Eaton Vance and BMR. Mr. Coll joins Jacob Rees-Mogg, who has managed the global component of the Portfolio since its inception.

- For the six months ended February 29, 2004, the Fund continued to emphasize companies that management believed possessed sound underlying fundamentals in addition to good growth prospects. Holdings in business services and equipment companies were strong performers early in 2003. However, during the remainder of the year when lower-quality, higher-volatility stocks led the market's rise, the Fund underperformed its benchmark index because of its focus on generally higher-quality companies. Relative performance was also held back by a decline in U.S. ad-based media stocks, which declined after a spike in December 2003, amid continued uncertainty about the timing of an advertising recovery.

- The Portfolio was underweighted during the year in consumer staples, health care, energy, and utilities, which helped performance. An overweight in the information technology sector also added to returns, as many of these stocks appreciated significantly in the second half of 2003. Our underweighting in industrials detracted from returns, as these performed well due to a recovery in the manufacturing sector.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended February 29, 2004, the Fund's Class A shares had a total return of 14.82%. This return was the result of an increase in net asset value (NAV) per share to $14.57 on February 29, 2004, from $12.69 on August 31, 2003.(1)

- Class B shares had a total return of 14.50% during the same period, the result of an increase in NAV per share to $14.61 from $12.76.(1)

- Class C shares had a total return of 14.47% during the same period, the result of an increase in NAV per share to $14.08 from $12.30.(1)

- Class D shares had a total return of 14.42% during the same period, the result of an increase in NAV per share to $8.73 from $7.63.(1)

- For comparison, the Fund's benchmark index, the Morgan Stanley Capital International World Index - an unmanaged, broad-based index of global common stocks - had a return of 18.75% during the period.(2)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
AS OF FEBRUARY 29, 2004

PERFORMANCE(3)                                  CLASS A     CLASS B     CLASS C     CLASS D
-------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET
ASSET VALUE)
One Year                                         42.15%      41.43%      41.37%      41.19%
Five Years                                        4.33        3.73        3.69        N.A.
Life of Fund+                                     9.49        9.02        8.65       -4.46

SEC AVERAGE ANNUAL TOTAL RETURNS
(INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                         33.92%      36.43%      40.37%      36.49%
Five Years                                        3.10        3.38        3.69        N.A.
Life of Fund+                                     8.73        9.02        8.65       -5.76

+Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C:11/22/95; Class D:3/9/01


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B, Class C, and Class D shares. If the sales charge was deducted, the performance would be reduced. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year;
2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's returns during the period reflect the strong stock market performance during the period.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE GLOBAL GROWTH FUND AS OF FEBRUARY 29, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004
ASSETS
Investment in Global Growth Portfolio, at value
   (identified cost, $95,231,038)                                                  $   104,824,506
Receivable for Fund shares sold                                                             40,186
Prepaid expenses                                                                                24
Tax reclaim receivable                                                                      27,862
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   104,892,578
--------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                   $       509,591
Payable to affiliate for distribution and service fees                                      24,431
Accrued expenses                                                                            79,068
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       613,090
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   104,279,488
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                    $   152,085,615
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                       (56,492,181)
Accumulated net investment loss                                                           (907,414)
Net unrealized appreciation                                                                  7,144
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                      9,586,324
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $   104,279,488
--------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                         $    34,112,157
SHARES OUTSTANDING                                                                       2,341,238
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         14.57
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $14.57)                                                $         15.46

CLASS B SHARES
NET ASSETS                                                                         $    53,892,987
SHARES OUTSTANDING                                                                       3,688,032
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         14.61

CLASS C SHARES
NET ASSETS                                                                         $    14,930,740
SHARES OUTSTANDING                                                                       1,060,089
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         14.08

CLASS D SHARES
NET ASSETS                                                                         $     1,343,604
SHARES OUTSTANDING                                                                         153,872
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $          8.73

On sales of $50,000 or more, the offering price of Class A shares is reduced

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $51,763)                 $       588,568
Interest allocated from Portfolio                                                           28,709
Expenses allocated from Portfolio                                                         (633,447)
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                                 $       (16,170)
--------------------------------------------------------------------------------------------------

EXPENSES
Management fee                                                                     $       127,237
Trustees' fees and expenses                                                                    671
Distribution and service fees                                                                   --
   Class A                                                                                  83,620
   Class B                                                                                 261,400
   Class C                                                                                  74,940
   Class D                                                                                   5,366
Transfer and dividend disbursing agent fees                                                144,467
Registration fees                                                                           26,741
Printing and postage                                                                        18,866
Legal and accounting services                                                               15,716
Custodian fee                                                                                9,533
Miscellaneous                                                                                6,369
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $       774,926
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $      (791,096)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) from Portfolio--
   Investment transactions (identified cost basis)                                 $    10,027,794
   Foreign currency and forward foreign currency exchange
   contract transactions                                                                  (121,271)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $     9,906,523
--------------------------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments from Portfolio (identified cost basis)                              $     4,757,548
   Foreign currency and forward foreign currency exchange
   contracts from Portfolio                                                                  3,712
   Foreign currency and forward foreign currency exchange contracts                          3,219
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     4,764,479
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    14,671,002
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    13,879,906
--------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                      FEBRUARY 29, 2004 YEAR ENDED
IN NET ASSETS                                            (UNAUDITED)       AUGUST 31, 2003
------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                   $      (791,096)  $    (1,164,748)
   Net realized gain (loss)                                    9,906,523        (1,208,217)
   Net change in unrealized
      appreciation (depreciation)                              4,764,479        13,860,893
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $    13,879,906   $    11,487,928
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                            $     2,273,345   $    39,715,893
      Class B                                                    910,784         1,431,692
      Class C                                                    897,160         4,156,195
      Class D                                                    345,513           324,978
   Cost of shares redeemed
      Class A                                                 (5,326,987)      (46,763,648)
      Class B                                                 (4,665,588)      (12,408,956)
      Class C                                                 (2,826,120)       (8,056,374)
      Class D                                                    (63,246)         (261,545)
   Redemption fees
      Class A                                                      1,129                --
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                               $    (8,454,010)  $   (21,861,765)
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $     5,425,896   $   (10,373,837)
------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                   $    98,853,592   $   109,227,429
------------------------------------------------------------------------------------------
AT END OF PERIOD                                         $   104,279,488   $    98,853,592
------------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN NET ASSETS
At end of period                                         $      (907,414)  $      (116,318)
------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GLOBAL GROWTH FUND AS OF FEBRUARY 29, 2004
FINANCIAL STATEMENTS
FINANCIAL HIGHLIGHTS

                                                                                      CLASS A
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004  --------------------------------------------------------------
                                                (UNAUDITED)(1)       2003(1)      2002(1)      2001(1)      2000(1)      1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $   12.690      $   11.140   $   13.640   $   21.840   $   17.340   $   11.710
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                $   (0.083)     $   (0.088)  $   (0.098)  $   (0.132)  $   (0.213)  $   (0.217)
Net realized and unrealized gain (loss)                 1.963           1.638       (2.402)      (6.935)       6.939        6.469
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                $    1.880      $    1.550   $   (2.500)  $   (7.067)  $    6.726   $    6.252
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                             $       --      $       --   $       --   $   (1.133)  $   (2.226)  $   (0.622)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                $       --      $       --   $       --   $   (1.133)  $   (2.226)  $   (0.622)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $   14.570      $   12.690   $   11.140   $   13.640   $   21.840   $   17.340
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                         14.82%          13.91%      (18.33)%     (33.65)%      43.12%       54.95%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)          $   34,112      $   32,559   $   35,502   $   49,231   $   68,208   $   20,908
Ratios (As a percentage of average daily
  net assets):
   Net expenses(3)                                       2.43%(4)        2.39%        1.99%        1.99%        1.99%        2.46%
   Net investment loss                                  (1.22)%(4)      (0.79)%      (0.76)%      (0.78)%      (0.98)%      (1.47)%
Portfolio Turnover of the Portfolio                        78%             93%         107%         160%         173%         131%

+ The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                           2.52%        2.22%        2.14%       2.12%
   Net investment loss                                                  (0.92)%      (0.99)%      (0.93)%      (1.11)%
Net investment loss per share                                      $   (0.102)  $   (0.128)  $   (0.156)  $   (0.241)

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      CLASS B
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004  --------------------------------------------------------------
                                                (UNAUDITED)(1)       2003(1)      2002(1)      2001(1)      2000(1)      1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $   12.760      $   11.270   $   13.910   $   22.380   $   17.770   $   12.030
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                $   (0.117)     $   (0.159)  $   (0.195)  $   (0.249)  $   (0.353)  $   (0.284)
Net realized and unrealized gain (loss)                 1.967           1.649       (2.445)      (7.088)       7.189        6.646
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                $    1.850      $    1.490   $   (2.640)  $   (7.337)  $    6.836   $    6.362
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                             $       --      $       --   $       --   $   (1.133)  $   (2.226)  $   (0.622)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                $       --      $       --   $       --   $   (1.133)  $   (2.226)  $   (0.622)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $   14.610      $   12.760   $   11.270   $   13.910   $   22.380   $   17.770
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                         14.50%          13.22%      (18.98)%     (34.06)%      42.58%       54.39%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $   53,893      $   50,558   $   55,898   $   87,092   $  148,603   $   49,963
Ratios (As a percentage of average daily
  net assets):
   Net expenses(3)                                       2.93%(4)        3.02%        2.72%        2.64%        2.59%        2.87%
   Net investment loss                                  (1.72)%(4)      (1.42)%      (1.48)%      (1.44)%      (1.59)%      (1.88)%
Portfolio Turnover of the Portfolio                        78%             93%         107%         160%         173%         131%

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      CLASS C
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004  --------------------------------------------------------------
                                                (UNAUDITED)(1)       2003(1)      2002(1)      2001(1)      2000(1)      1999(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $   12.300      $   10.870   $   13.400   $   21.610   $   17.280   $   11.720
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                $   (0.113)     $   (0.154)  $   (0.187)  $   (0.238)  $   (0.342)  $   (0.290)
Net realized and unrealized gain (loss)                 1.893           1.584       (2.343)      (6.839)       6.898        6.472
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                $    1.780      $    1.430   $   (2.530)  $   (7.077)  $    6.556   $    6.182
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                             $       --      $       --   $       --   $   (1.133)  $   (2.226)  $   (0.622)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                $       --      $       --   $       --   $   (1.133)  $   (2.226)  $   (0.622)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $   14.080      $   12.300   $   10.870   $   13.400   $   21.610   $   17.280
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                         14.47%          13.16%      (18.88)%     (34.07)%      42.42%       54.29%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $   14,931      $   14,817   $   17,064   $   27,527   $   41,113   $    6,118
Ratios (As a percentage of average daily
  net assets):
   Net expenses(3)                                       2.93%(4)        3.02%        2.72%        2.64%        2.60%        2.93%
   Net investment loss                                  (1.72)%(4)      (1.42)%      (1.47)%      (1.44)%      (1.57)%      (1.94)%
Portfolio Turnover of the Portfolio                        78%             93%         107%         160%         173%         131%

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              CLASS D
                                                ----------------------------------------------------------------
                                                SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004   --------------------------------------------
                                                (UNAUDITED)(1)        2003(1)          2002(1)        2001(1)(2)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period             $    7.630       $    6.740       $    8.320       $   10.000
----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                $   (0.070)      $   (0.094)      $   (0.112)      $   (0.059)
Net realized and unrealized gain (loss)                 1.170            0.984           (1.468)          (1.621)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                $    1.100       $    0.890       $   (1.580)      $   (1.680)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                   $    8.730       $    7.630       $    6.740       $    8.320
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                         14.42%           13.20%          (18.99)%         (16.80)%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $    1,344       $      919       $      764       $      469
Ratios (As a percentage of average daily
  net assets):
   Net expenses(4)                                       2.93%(5)         3.02%            2.72%            2.62%(5)
   Net investment loss                                  (1.71)%(5)       (1.40)%          (1.44)%          (1.37)%(5)
Portfolio Turnover of the Portfolio                        78%              93%             107%             160%

(1) Net investment loss per share was computed using average shares outstanding.

(2)  For the period from start of business, March 9, 2001, to August 31, 2001.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GLOBAL GROWTH FUND AS OF FEBRUARY 29, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Global Growth Fund (formerly known as Eaton Vance Information Age
   Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 29, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   The Trustees have adopted a conversion feature pursuant to which Class B and Class D shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $66,337,045 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire as follows: $2,886,540 on August 31, 2009, $47,085,066 on August 31, 2010 and
   $16,365,439 on August 31, 2011. At August 31, 2003, net currency losses of $116,314 attributable to foreign currency transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's next taxable year.

   D EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. There were no credit balances used to reduce the Fund's custodian fees for the six months ended February 29, 2004.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public as of February 29, 2004 accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 29, 2004, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $127,237. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 29, 2004, EVM earned $12,738 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,216 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2004.

4  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                   SIX MONTHS ENDED
                                   FEBRUARY 29, 2004   YEAR ENDED
   CLASS A                         (UNAUDITED)         AUGUST 31, 2003
   -------------------------------------------------------------------
   Sales                                    166,511          3,652,000
   Redemptions                             (390,258)        (4,274,648)
   -------------------------------------------------------------------
   NET DECREASE                            (223,747)          (622,648)
   -------------------------------------------------------------------

                                   SIX MONTHS ENDED
                                   FEBRUARY 29, 2004   YEAR ENDED
   CLASS B                         (UNAUDITED)         AUGUST 31, 2003
   -------------------------------------------------------------------
   Sales                                     65,341            127,764
   Redemptions                             (338,744)        (1,125,480)
   -------------------------------------------------------------------
   NET DECREASE                            (273,403)          (997,716)
   -------------------------------------------------------------------

                                   SIX MONTHS ENDED
                                   FEBRUARY 29, 2004   YEAR ENDED
   CLASS C                         (UNAUDITED)         AUGUST 31, 2003
   -------------------------------------------------------------------
   Sales                                     67,345            386,897
   Redemptions                             (211,663)          (752,920)
   -------------------------------------------------------------------
   NET DECREASE                            (144,318)          (366,023)
   -------------------------------------------------------------------

                                   SIX MONTHS ENDED
                                   FEBRUARY 29, 2004   YEAR ENDED
   CLASS D                         (UNAUDITED)         AUGUST 31, 2003
   -------------------------------------------------------------------
   Sales                                     40,694             47,152
   Redemptions                               (7,345)           (39,921)
   -------------------------------------------------------------------
   NET INCREASE                              33,349              7,231
   -------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase (on or after February 1, 2003) are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 29, 2004 the Fund received $1,129 in redemption fees on Class A shares, which were less than $0.01 per share.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, EVD, in an amount equal to the aggregate of
   (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and
   (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B, Class C and Class D Plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% (annualized) of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

   The Fund paid or accrued $49,001, $196,050, $56,205 and $4,024, for Class A, Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended February 29, 2004, representing 0.29%, 0.75%, 0.75% and 0.75% (annualized) of the average daily net assets for Class A, Class B, Class C and Class D shares, respectively. At February 29, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $2,230,000, $2,720,000 and $56,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares (except those converted from Class D shares) which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended February 29, 2004 amounted to $34,619, $65,350, $18,735 and $1,342 for Class A, Class B, Class C and Class D shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $48,000, $32 and $2,000 of CDSC paid by as of February 29, 2004 shareholders for Class B shares, Class C shares and Class D shares, respectively, for the six months ended February 29, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $4,422,627 and $13,322,255, respectively, for the six months ended February 29, 2004.

8  NAME CHANGE

   Effective January 1, 2004, Eaton Vance Information Age Fund changed its name to Eaton Vance Global Growth Fund.

GLOBAL GROWTH PORTFOLIO AS OF FEBRUARY 29, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 89.9%

SECURITY                                                     SHARES    VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 3.8%
Havas Advertising                                            300,000   $     1,666,192
WPP Group PLC                                                205,850         2,299,739
--------------------------------------------------------------------------------------
                                                                       $     3,965,931
--------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 2.5%
Precision Castparts Corp.                                     11,000   $       496,650
Thales SA                                                     57,000         2,168,585
--------------------------------------------------------------------------------------
                                                                       $     2,665,235
--------------------------------------------------------------------------------------

AUTOMOBILES -- 2.3%
CarMax, Inc.(1)                                               16,000   $       544,000
Toyota Motor Corp.                                            53,000         1,828,757
--------------------------------------------------------------------------------------
                                                                       $     2,372,757
--------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.5%
Celgene Corp.(1)                                              13,000   $       532,870
--------------------------------------------------------------------------------------
                                                                       $       532,870
--------------------------------------------------------------------------------------

BROADCASTING -- 7.3%
British Sky Broadcasting Group PLC(1)                        133,240   $     1,782,794
Clear Channel Communications, Inc.                            29,900         1,286,896
Cumulus Media, Inc., Class A(1)                               14,700           292,530
ITV PLC(1)                                                   899,690         2,312,458
Television Broadcasts, Ltd.                                  396,000         1,933,234
--------------------------------------------------------------------------------------
                                                                       $     7,607,912
--------------------------------------------------------------------------------------

BUSINESS SERVICES -- 6.0%
Cognizant Technology Solutions Corp.(1)                        5,000   $       237,200
Dun & Bradstreet Corp.(1)                                     25,600         1,362,432
E*Trade Financial Corp.(1)                                    44,000           629,640
H&R Block, Inc.                                                5,000           270,250
PMI Group, Inc., (The)                                        38,000         1,504,800
Providian Financial Corp.(1)                                  62,000           801,660
Rollins, Inc.                                                 20,000           464,600
Sotheby's Holdings, Inc.(1)                                   72,000         1,038,240
--------------------------------------------------------------------------------------
                                                                       $     6,308,822
--------------------------------------------------------------------------------------

CHEMICALS -- 0.2%
IMC Global, Inc.                                              20,700   $       233,910
--------------------------------------------------------------------------------------
                                                                       $       233,910
--------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.4%
ABN AMRO Holdings NV                                          74,500   $     1,720,807
Mitsubishi Tokyo Financial Group, Inc., ADR                  100,000           780,000
--------------------------------------------------------------------------------------
                                                                       $     2,500,807
--------------------------------------------------------------------------------------

COMMUNICATIONS SOFTWARE -- 1.3%
WebEx Communications, Inc.(1)                                 52,300   $     1,337,311
--------------------------------------------------------------------------------------
                                                                       $     1,337,311
--------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 6.2%
Dell, Inc.(1)                                                 28,100   $       917,465
Diebold, Inc.                                                  4,950           260,815
Gateway, Inc.(1)                                             100,000           543,000
Lexmark International, Inc.(1)                                15,400         1,267,266
Research in Motion Ltd.(1)                                    21,900         2,166,786
Sindo Ricoh Co.                                               25,400         1,367,194
--------------------------------------------------------------------------------------
                                                                       $     6,522,526
--------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES -- 1.1%
Fiserv, Inc.(1)                                               31,000   $     1,196,910
--------------------------------------------------------------------------------------
                                                                       $     1,196,910
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.6%
KT Corp. ADR                                                  82,907   $     1,576,891
Nextel Communications, Inc., Class A(1)                       40,000         1,059,600
NII Holdings, Inc., Class B(1)                                20,000         2,167,000
NTL, Inc.(1)                                                  15,000         1,028,400
Swisscom AG                                                    6,400         2,129,050
--------------------------------------------------------------------------------------
                                                                       $     7,960,941
--------------------------------------------------------------------------------------

EDUCATION -- 0.8%
Sylvan Learning Systems, Inc.(1)                              28,000   $       865,200
--------------------------------------------------------------------------------------
                                                                       $       865,200
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.8%
Fujikura Ltd.                                                391,000   $     1,900,247
--------------------------------------------------------------------------------------
                                                                       $     1,900,247
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                     SHARES    VALUE
--------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 3.0%
Min Aik Technology Co., Ltd.                                 387,000   $     1,073,227
Nippon Electric Glass Co., Ltd.                              104,000         2,113,125
--------------------------------------------------------------------------------------
                                                                       $     3,186,352
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Cyberonics, Inc.(1)                                           29,000   $       708,180
FLIR Systems, Inc.(1)                                         11,000           425,370
Motorola, Inc.                                                77,700         1,433,565
--------------------------------------------------------------------------------------
                                                                       $     2,567,115
--------------------------------------------------------------------------------------

ELECTRONIC PARTS & COMPONENTS -- 1.6%
LG Cable Ltd.                                                130,000   $     1,669,218
--------------------------------------------------------------------------------------
                                                                       $     1,669,218
--------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.3%
Rinker Group Ltd.                                             50,000   $       271,200
--------------------------------------------------------------------------------------
                                                                       $       271,200
--------------------------------------------------------------------------------------

ENTERTAINMENT -- 1.1%
Shuffle Master, Inc.(1)                                       28,000   $     1,167,040
--------------------------------------------------------------------------------------
                                                                       $     1,167,040
--------------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS & SERVICES -- 1.6%
PacifiCare Health Systems, Inc.(1)                            34,000   $     1,213,800
WebMD Corp.(1)                                                60,000           513,600
--------------------------------------------------------------------------------------
                                                                       $     1,727,400
--------------------------------------------------------------------------------------

INSURANCE -- 2.2%
Prudential PLC                                               250,600   $     2,289,275
--------------------------------------------------------------------------------------
                                                                       $     2,289,275
--------------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 1.5%
Affiliated Computer Services, Inc.(1)                         10,000   $       482,600
BroadVision, Inc.(1)                                          64,000           519,040
InterActiveCorp(1)                                            16,000           521,120
--------------------------------------------------------------------------------------
                                                                       $     1,522,760
--------------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 1.3%
Fleetwood Enterprises, Inc.(1)                               105,000   $     1,380,750
--------------------------------------------------------------------------------------
                                                                       $     1,380,750
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%
Inco, Ltd.(1)                                                 28,000   $     1,040,480
--------------------------------------------------------------------------------------
                                                                       $     1,040,480
--------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 1.0%
Harvest Natural Resources, Inc.(1)                            50,000   $       584,000
Plains Exploration & Production Co.(1)                        30,000           489,300
--------------------------------------------------------------------------------------
                                                                       $     1,073,300
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.1%
Estee Lauder Cos., Inc. (The), Class A                        12,500   $       532,500
Gillette Co. (The)                                            29,000         1,116,210
Weight Watchers International, Inc.(1)                        14,000           525,280
--------------------------------------------------------------------------------------
                                                                       $     2,173,990
--------------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.5%
American Pharmaceutical Partners, Inc.(1)                     31,000   $     1,106,700
Biovail Corp.(1)                                              24,000           491,040
--------------------------------------------------------------------------------------
                                                                       $     1,597,740
--------------------------------------------------------------------------------------

PRINTING -- 2.1%
St. Ives PLC                                                 285,430   $     2,224,744
--------------------------------------------------------------------------------------
                                                                       $     2,224,744
--------------------------------------------------------------------------------------

PUBLISHING -- 10.0%
EMAP PLC                                                     134,880   $     2,277,824
Pearson PLC                                                  177,993         2,047,980
Promotora de Informaciones S.A. (Prisa)                      145,740         2,670,959
Trinity Mirror PLC                                           215,650         2,381,209
Wolters Kluwer N.V.-CVA                                       60,650         1,082,889
--------------------------------------------------------------------------------------
                                                                       $    10,460,861
--------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.2%
Asyst Technologies, Inc.(1)                                   24,200   $       240,306
--------------------------------------------------------------------------------------
                                                                       $       240,306
--------------------------------------------------------------------------------------

SOFTWARE -- 3.8%
Callidus Software, Inc.(1)                                    65,000   $     1,030,900
Microsoft Corp.                                               45,400         1,203,100
Symantec Corp.(1)                                             41,200         1,694,968
--------------------------------------------------------------------------------------
                                                                       $     3,928,968
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                     SHARES    VALUE
--------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 7.3%
Foot Locker, Inc.                                             66,000   $     1,729,200
MSC Industrial Direct Co.                                     18,000           515,700
NBTY, Inc.(1)                                                 52,000         1,729,520
Tempur-Pedic International, Inc.(1)                           62,000         1,029,200
Tesco PLC                                                    433,000         2,069,171
Tweeter Home Entertainment Group, Inc.(1)                     56,500           623,195
--------------------------------------------------------------------------------------
                                                                       $     7,695,986
--------------------------------------------------------------------------------------

TRANSPORTATION -- 2.0%
BAA PLC                                                      212,000   $     2,065,505
--------------------------------------------------------------------------------------
                                                                       $     2,065,505
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $84,669,915)                                       $    94,254,369
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.7%

                                                     PRINCIPAL
                                                     AMOUNT
                                                     (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.06%, 3/1/04                                        $         4,000   $     4,000,000
Sallie Mae Discount Note, 0.91%, 3/1/04                        7,156         7,155,638
--------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $11,155,638)                                    $    11,155,638
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.6%
   (IDENTIFIED COST $95,825,553)                                       $   105,410,007
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.6)%                               $      (585,334)
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $   104,824,673
--------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                       PERCENTAGE
COUNTRY                                                OF NET ASSETS   VALUE
--------------------------------------------------------------------------------------
United States                                              51.5%       $    54,009,427
United Kingdom                                             20.7             21,750,699
Japan                                                       6.3              6,622,129
Republic of Korea                                           4.4              4,613,303
France                                                      3.7              3,834,777
Canada                                                      3.5              3,698,306
Netherlands                                                 2.7              2,803,696
Spain                                                       2.5              2,670,959
Switzerland                                                 2.0              2,129,050
Hong Kong                                                   1.8              1,933,234
Taiwan                                                      1.0              1,073,227
Australia                                                   0.3                271,200

                        SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL GROWTH PORTFOLIO AS OF FEBRUARY 29, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2004

ASSETS
Investments, at value
   (identified cost, $95,825,553)                                        $   105,410,007
Cash                                                                               1,935
Foreign currency, at value (identified cost, $39,815)                             41,078
Receivable for investments sold                                                  562,653
Interest and dividends receivable                                                180,418
Tax reclaim receivable                                                            19,522
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   106,215,613
----------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                        $     1,374,253
Accrued expenses                                                                  16,687
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     1,390,940
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $   104,824,673
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                       95,238,078
Net unrealized appreciation (computed on the basis of identified cost)         9,586,595
----------------------------------------------------------------------------------------
TOTAL                                                                    $   104,824,673
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $51,763)                                $       588,569
Interest                                                                          28,709
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $       617,278
----------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                   $       384,266
Administration fee                                                               127,493
Trustees' fees and expenses                                                        7,755
Custodian fee                                                                     93,278
Legal and accounting services                                                     18,308
Miscellaneous                                                                      2,347
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       633,447
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $       (16,169)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    10,027,808
   Foreign currency and forward foreign currency
     exchange contract transactions                                             (121,271)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     9,906,537
----------------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $     4,757,554
   Foreign currency and forward foreign currency exchange contracts                3,713
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $     4,761,267
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    14,667,804
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    14,651,635
----------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  FEBRUARY 29, 2004 YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)       AUGUST 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                      $       (16,169)  $       340,425
   Net realized gain (loss)                                9,906,537        (1,215,767)
   Net change in unrealized
      appreciation (depreciation)                          4,761,267        13,858,554
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $    14,651,635   $    12,983,212
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $     4,422,627   $    45,660,906
   Withdrawals                                           (13,322,255)      (69,128,396)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $    (8,899,628)  $   (23,467,490)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $     5,752,007   $   (10,484,278)
--------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                               $    99,072,666   $   109,556,944
--------------------------------------------------------------------------------------
AT END OF PERIOD                                     $   104,824,673   $    99,072,666
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                                FEBRUARY 29, 2004  --------------------------------------------------------------
                                                (UNAUDITED)           2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily
  net assets):
   Expenses                                              1.24%(1)        1.24%        1.15%        1.11%        1.13%        1.36%
   Net investment income (loss)                         (0.03)%(1)       0.35%        0.08%        0.08%       (0.13)%      (0.38)%
Portfolio Turnover                                         78%             93%         107%         160%         173%         131%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                         15.46%          15.23%      (17.67)%         --           --           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)          $  104,825      $   99,073   $  109,557   $  204,969   $  334,611   $   97,262
---------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

GLOBAL GROWTH PORTFOLIO AS OF FEBRUARY 29, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Global Growth Portfolio (formerly known as Information Age Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities expected to grow in value. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004 the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D OPTIONS ON FINANCIAL FUTURES -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains as of February 29, 2004 and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   G EXPENSE REDUCTION -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $384,266. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $127,493. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $74,577,335 and $89,620,874, respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, are as follows:

   AGGREGATE COST                  $    84,669,915
   -----------------------------------------------
   Gross unrealized appreciation   $    12,136,776
   Gross unrealized depreciation        (2,552,322)
   -----------------------------------------------
   NET UNREALIZED APPRECIATION     $     9,584,454
   -----------------------------------------------

   The unrealized appreciation on foreign currency was $2,141.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 29, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

8  NAME CHANGE

   Effective January 1, 2004, Information Age Portfolio changed its name to Global Growth Portfolio.

EATON VANCE GLOBAL GROWTH FUND

INVESTMENT MANAGEMENT


EATON VANCE GLOBAL GROWTH FUND

          OFFICERS
          Thomas E. Faust Jr.
          President

          Gregory L. Coleman
          Vice President

          James A. Womack
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Jessica M. Bibliowicz

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout


GLOBAL GROWTH PORTFOLIO

          OFFICERS

          Duncan W. Richardson
          President

          Arieh Coll
          Vice President

          Hon. Robert Lloyd George
          Vice President and Trustee

          William J. Austin, Jr.
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Jessica M. Bibliowicz

          Edward K.Y. Chen

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

              SPONSOR AND MANAGER OF EATON VANCE GLOBAL GROWTH FUND
                  AND ADMINISTRATOR OF GLOBAL GROWTH PORTFOLIO
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                     CO-ADVISERS OF GLOBAL GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


              LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
                            3808 ONE EXCHANGE SQUARE
                               CENTRAL, HONG KONG


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122



                         EATON VANCE GLOBAL GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

424-4/04                                                                   IASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics-- Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust (On behalf of Eaton Vance Global Growth Fund)
----------------------------------------------------------------------


By:   /S/ Thomas E. Faust Jr.
      ---------------------------
      Thomas E. Faust Jr.
      President


Date: April 13, 2004
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------------
      James L. O'Connor
      Treasurer


Date: April 13, 2004
      --------------


By:   /S/ Thomas E. Faust Jr.
      ---------------------------
      Thomas E. Faust Jr.
      President


Date: April 13, 2004
      --------------